EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
Summary of Calculation of Earnings per Share
Basic and diluted - Continued operation
	12/31/2024	12/31/2023	12/31/2022
Profit (loss) attributable to holders of common shares of Company used in calculating basic earnings per share	(9,608,882)	1,078,737	1,158,852
Diluting effect of the share-based plan of subsidiaries	—	(814)	(1,739)
Profit (loss) attributable to holders of common shares of Company used in the calculation of diluted earnings per share	(9,608,882)	1,077,923	1,157,113

Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,862,704	1,867,005	1,869,077
Dilutive effect of the share-based plan	—	7,341	5,503
Share repurchases	(257)	—	—
Diluted	1,862,447	1,874,346	1,874,580

Earnings (losses) per share
Basic	(R$5.16)	R$0.58	R$0.62
Diluted	(R$5.16)	R$0.58	R$0.62

Basic and diluted - Discontinued operation
	12/31/2024	12/31/2023	12/31/2022
Net income attributable to holders of common shares of Company used in calculating basic earnings per share	185,087	15,654	17,180

Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,862,704	1,867,005	1,869,077
Dilutive effect of the share-based plan	7,354	7,341	5,503
Diluted	1,870,058	1,874,346	1,874,580

Earnings per share
Basic	R$0.10	R$0.01	R$0.01
Diluted	R$0.10	R$0.01	R$0.01